May 2, 2024

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Variable Series Trust (the “Trust”)
File Nos: 033-76566 and 811-08416

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 29, 2024, do not differ from those contained in Post-Effective Amendment No. 66 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 24, 2024 (SEC Accession No. 0001193125-24-109068) and became effective on April 29, 2024.

Please contact the undersigned at (617) 951-9083 if you have any questions.

Sincerely,

/s/ Michael Davalla
Michael Davalla
K&L Gates LLP
Counsel